Right-of-Use Assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease liabilities
Schedule of reconciliation of changes in right of use assets, interest expense, lease expense not capitalized in lease liabilities and total cash outflows for all leases

	Leasehold	Warehouse
EUR'000	equipment	facilities	Office space	Total
Cost 2024
Beginning of financial year	464	409	2,261	3,134
Additions		—	10,864	10,864
Disposals	(464)	(429)	—	(893)
Exchange differences		20	199	219
31 December 2023		—	13,324	13,324
Accumulated depreciation
Beginning of financial year	464	24	1,673	2,161
Depreciation charge		235	1,144	1,379
Disposals	(464)	(265)	—	(729)
Exchange differences		6	170	176
31 December 2024	—	—	2,987	2,987
Carrying amount	—	—	10,337	10,337

	Leasehold	Warehouse	Office
EUR’000	equipment	facilities	space	Total
Cost 2023
Beginning of financial year	464	—	1,681	2,145
Acquisition of businesses	—	421	612	1,033
Exchange differences	—	(12)	(32)	(44)
31 December 2023	464	409	2,261	3,134
Accumulated depreciation
Beginning of financial year	381	—	1,477	1,858
Depreciation charge	83	30	221	334
Exchange differences	—	(6)	(25)	(31)
31 December 2023	464	24	1,673	2,161
Carrying amount	—	385	588	973

	Leasehold	Office
EUR’000	equipment	space	Total
Cost 2022
Beginning of financial year	—	1,572	1,572
Additions during the year	464	109	573
31 December 2022	464	1,681	2,145
Accumulated depreciation
Beginning of financial year	—	1,108	1,108
Depreciation charge	381	369	750
31 December 2022	381	1,477	1,858
Carrying amount	83	204	287

EUR’000	2024	2023	2022
Lease liabilities at 1 January (current and non-current lease)	993	279	507
Acquisition of subsidiaries	—	1,299	—
Additions during the year	11,909	—	—
Exchange differences	30	(16)	—
Cash paid for lease obligations	(1,961)	(569)	(228)
Total lease liabilities at 31 December	10,971	993	279
Current	1,274	601	279
Non-current	9,697	392	—

a. Interest expense

EUR’000	2024	2023	2022
Interest expense on lease liabilities (vessels and office)	428	25	21

b. Lease expense not capitalised in lease liabilities

EUR’000	2024	2023	2022
Short-term lease expense	477	180	53